MATCH FUNDED ADVANCES	6 Months Ended
Jun. 30, 2012
MATCH FUNDED ADVANCES
4.	MATCH FUNDED ADVANCES

Match funded advances on residential loans we service for others, as more fully described in Note 1 — Principles of Consolidation — Variable Interest Entities, are comprised of the following at the dates indicated:

	June 30, 2012	December 31, 2011
Principal and interest	$106,030	$—
Escrow advances	231,469	—
Corporate advances	92,541	—

	$430,040	$—